SHARE-BASED PAYMENT PLANS (Details) R$ in Thousands		12 Months Ended
	Jun. 08, 2018	Dec. 31, 2018 BRL (R$) item shares	Dec. 31, 2017 BRL (R$)	Dec. 31, 2014	Dec. 31, 2018 € / shares
SHARE-BASED PAYMENT PLANS
Share price | € / shares					€ 7.3309
Expense from share-based payment transactions with employees | R$		R$ 10,433	R$ 7,013
Talent future share plan
SHARE-BASED PAYMENT PLANS
Initial life of the plan	3 years			3 years
TFSP 2018-2020 cycle
SHARE-BASED PAYMENT PLANS
Number of potential shares to be received | shares		122,250
Perform Share Plan
SHARE-BASED PAYMENT PLANS
Initial life of the plan	3 years
PSP 2018-2020 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives | item		113
Number of executives appointed under articles Bylaws | item		3
Number of potential shares to be received | shares		977,737